Decommissioning Liabilities (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Asset Retirement Obligation Disclosure [Line Items]
Estimated reclamation discount rate	1.80%	2.30%
Closure cost obligations discount rate	10.50%	8.40%
Bottom of range [member]
Asset Retirement Obligation Disclosure [Line Items]
Inflation rate	1.40%	2.00%
Top of range [member]
Asset Retirement Obligation Disclosure [Line Items]
Inflation rate	9.50%	4.20%
Provision for decommissioning, restoration and rehabilitation costs [member]
Asset Retirement Obligation Disclosure [Line Items]
Asset retirement obligation, undiscounted value	$ 66.1	$ 53.4